Taxes on Income - Schedule of Taxes on Income Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
In Israel	$ 252	$ 308	$ 335
Outside Israel	125	45	(12)
Current income tax expense benefit	377	353	323
Deferred:
In Israel	(6)	12	1
Outside Israel	(37)	(6)	6
Deferred income tax expense benefit	(43)	6	7
TAXES ON INCOME	$ 334	$ 359	$ 330